Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2017
Registrant Name	dei_EntityRegistrantName	BlackRock Advantage U.S. Total Market Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000230382
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 11, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 15, 2017
Prospectus Date	rr_ProspectusDate	Dec. 15, 2017